Details of Significant Accounts - Accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Accounts receivable	$ 7,102	$ 6,992	$ 7,756